Leases - Schedule of Operating Lease Liabilities (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Schedule of Operating Lease Liabilities [Abstract]
2026	$ 1,778,000
2027	1,176,000
2028	1,176,000
2029	196,000
Total lease payments	4,326,000
Less: imputed interest	(365,224)
Present value of operating lease liabilities	3,960,776		$ 4,940,161
Less: operating lease liabilities – non-current	(1,580,205)	$ (203,145)	(1,935,187)
Operating lease liabilities – current	$ 2,380,571	$ 306,037	$ 3,004,974